Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions
Fund assets at fair value	£ 49,746	£ 49,229	£ 34,708	£ 34,359	£ 28,488
Present value of fund liabilities	42,378	43,990	35,152	36,643	31,484
Funded status	7,368	5,239	(444)	(2,284)	(2,996)
Net assets of schemes in surplus	392	276
Net liabilities of schemes in deficit	(129)	(363)
Retirement benefit liability	263	(87)	3,574
Main Scheme
Pensions
Fund assets at fair value	44,652	43,824	30,703	30,077	24,272
Present value of fund liabilities	37,937	38,851	30,966	31,776	26,958
Funded status	6,715	4,973	(263)	£ (1,699)	£ (2,686)
Retirement benefit liability			3,244
Asset ceiling/minimum funding
Pensions
Funded status	7,105	5,326
Retirement benefit liability	7,105	5,326	3,130
Asset ceiling/minimum funding | Main Scheme
Pensions
Retirement benefit liability	£ 6,715	£ 4,973	£ 2,981